Portfolio of Investments
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.8%
Issuer	Shares	Value ($)
Australia 1.2%
Ansell Ltd.	676,486	11,202,525
Canada 5.4%
Alimentation Couche-Tard, Inc., Class B	694,699	16,364,153
Cameco Corp.	1,345,522	10,279,788
Stars Group, Inc. (The)(a)	592,450	12,115,903
Yamana Gold, Inc.	3,795,349	10,437,210
Total		49,197,054
China 2.3%
BeiGene Ltd., ADR(a)	9,641	1,186,903
Tencent Holdings Ltd.	407,900	20,161,524
Total		21,348,427
Denmark 0.9%
Novo Nordisk A/S, Class B	133,422	7,967,441
Finland 4.2%
Neste OYJ	303,913	10,104,367
UPM-Kymmene OYJ	668,020	18,214,847
Valmet OYJ	536,827	10,421,517
Total		38,740,731
France 6.5%
BNP Paribas SA	264,319	7,716,851
Capgemini SE	214,303	17,907,657
DBV Technologies SA, ADR(a)	244,218	957,334
Eiffage SA	165,222	11,728,044
Sanofi	141,196	12,224,026
Total SA	229,535	8,648,603
Total		59,182,515
Germany 3.7%
Aroundtown SA	1,924,306	9,632,025
Bayer AG, Registered Shares	162,651	9,319,653
Covestro AG	338,839	10,283,141
Duerr AG	232,121	4,710,429
Total		33,945,248
Hong Kong 1.3%
WH Group Ltd.	13,075,500	12,068,804
Common Stocks (continued)
Issuer	Shares	Value ($)
Ireland 0.0%
Amarin Corp. PLC, ADR(a)	75,700	302,800
Israel 1.7%
Bank Hapoalim BM	1,568,254	9,396,779
Bezeq Israeli Telecommunication Corp., Ltd.(a)	7,981,782	5,797,733
Total		15,194,512
Italy 1.6%
Recordati SpA	335,971	14,155,341
Japan 27.9%
Amano Corp.	580,100	12,745,958
Bandai Namco Holdings, Inc.	230,000	11,155,746
BayCurrent Consulting, Inc.	119,200	5,586,067
CYBERDYNE, Inc.(a)	250,300	924,853
Invincible Investment Corp.	27,991	6,314,786
ITOCHU Corp.	968,800	20,048,946
JustSystems Corp.	181,100	8,228,746
Kinden Corp.	512,700	7,544,087
Koito Manufacturing Co., Ltd.	242,900	8,166,103
Matsumotokiyoshi Holdings Co., Ltd.	576,700	21,022,683
Meitec Corp.	145,800	5,781,945
Nihon M&A Center, Inc.	454,600	12,381,423
Nippon Telegraph & Telephone Corp.	874,500	20,915,083
ORIX Corp.	1,148,300	13,699,983
Round One Corp.	1,027,100	5,341,922
Shionogi & Co., Ltd.	276,500	13,620,247
Ship Healthcare Holdings, Inc.	203,300	8,298,025
Sony Corp.	341,400	20,222,344
Subaru Corp.	522,200	9,981,896
Sumitomo Mitsui Financial Group, Inc.	425,700	10,341,698
Takeda Pharmaceutical Co., Ltd.	716,185	21,806,481
Takuma Co., Ltd.	476,800	5,265,442
ValueCommerce Co., Ltd.	339,500	5,572,928
Total		254,967,392
Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Netherlands 9.0%
ABN AMRO Bank NV	996,662	8,087,680
ASR Nederland NV	475,756	11,962,103
ING Groep NV	1,322,622	6,777,239
Koninklijke Ahold Delhaize NV	862,495	20,093,163
Royal Dutch Shell PLC, Class A	1,350,174	23,413,291
Signify NV	625,152	12,115,588
Total		82,449,064
Norway 1.9%
BW LPG Ltd.	1,066,370	3,214,752
SalMar ASA	418,925	13,859,691
Total		17,074,443
Pakistan 0.4%
Lucky Cement Ltd.	1,155,550	2,582,400
Oil & Gas Development Co., Ltd.	3,055,500	1,409,509
Total		3,991,909
Russian Federation 0.7%
Sberbank of Russia PJSC, ADR	685,078	6,453,318
Singapore 0.9%
DBS Group Holdings Ltd.	642,800	8,387,351
South Korea 2.7%
Hyundai Home Shopping Network Corp.	106,149	5,036,095
Samsung Electronics Co., Ltd.	357,741	13,909,513
Youngone Corp.	299,315	5,479,262
Total		24,424,870
Spain 2.6%
ACS Actividades de Construccion y Servicios SA	524,271	10,411,690
Endesa SA	408,792	8,650,197
Tecnicas Reunidas SA(a)	365,684	4,632,012
Total		23,693,899
Sweden 0.2%
Granges AB	436,246	2,143,240
Switzerland 6.0%
Landis+Gyr Group AG(a)	124,827	8,540,942
Nestlé SA, Registered Shares	173,044	17,714,133
Roche Holding AG, Genusschein Shares	89,081	28,661,101
Total		54,916,176
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 0.8%
Parade Technologies Ltd.	342,000	7,228,418
United Kingdom 10.9%
BP PLC	2,511,764	10,300,604
British American Tobacco PLC	564,181	19,218,977
BT Group PLC	5,289,397	7,693,780
Crest Nicholson Holdings PLC	1,348,307	2,911,206
DCC PLC	318,298	19,878,070
GW Pharmaceuticals PLC, ADR(a)	24,434	2,139,685
John Wood Group PLC	1,522,097	2,896,323
Just Group PLC(a)	9,390,954	6,205,809
Legal & General Group PLC	4,666,705	11,026,027
TP ICAP PLC	3,124,652	12,995,234
WPP PLC	668,174	4,542,872
Total		99,808,587
United States 6.0%
ACADIA Pharmaceuticals, Inc.(a)	39,100	1,651,975
Aerie Pharmaceuticals, Inc.(a)	138,430	1,868,805
Alexion Pharmaceuticals, Inc.(a)	40,158	3,605,787
Broadcom, Inc.	45,426	10,770,505
Burford Capital Ltd.	1,054,842	5,414,052
Insmed, Inc.(a)	77,952	1,249,571
Liberty Global PLC, Class C(a)	674,994	10,604,156
Primo Water Corp.	1,801,991	16,326,038
Quotient Ltd.(a)	537,494	2,123,101
Sage Therapeutics, Inc.(a)	33,647	966,342
Total		54,580,332
Total Common Stocks (Cost $1,243,952,178)		903,424,397

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(b),(c)	4,596,867	4,594,569
Total Money Market Funds (Cost $4,595,532)		4,594,569
Total Investments in Securities (Cost $1,248,547,710)		908,018,966
Other Assets & Liabilities, Net		5,970,198
Net Assets		$913,989,164

2	Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Overseas Core Fund, March 31, 2020 (Unaudited)
At March 31, 2020, securities and/or cash totaling $560,000 were pledged as collateral.
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
25,023,000 CAD	17,323,285 USD	State Street	05/14/2020	—	(465,637)
3,221,000 GBP	3,744,107 USD	State Street	05/14/2020	—	(260,221)
16,142,000 ILS	4,355,875 USD	State Street	05/14/2020	—	(210,026)
3,697,506,000 JPY	34,043,480 USD	State Street	05/14/2020	—	(414,034)
22,845,344,000 KRW	18,252,911 USD	State Street	05/14/2020	—	(513,282)
95,284,000 NOK	8,451,335 USD	State Street	05/14/2020	—	(715,854)
21,187,817 USD	36,682,000 AUD	State Street	05/14/2020	1,379,464	—
8,880,176 USD	8,552,000 CHF	State Street	05/14/2020	24,396	—
28,948,505 USD	26,471,000 EUR	State Street	05/14/2020	295,489	—
12,064,929 USD	123,718,000 SEK	State Street	05/14/2020	453,488	—
12,698,446 USD	18,301,000 SGD	State Street	05/14/2020	186,244	—
Total				2,339,081	(2,579,054)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	5,495,452	48,777,989	(49,676,574)	4,596,867	(42)	(963)	31,299	4,594,569
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
AUD	Australian Dollar
CAD	Canada Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Overseas Core Fund | Quarterly Report 2020	3